4. LEASEHOLD IMPROVEMENT LOAN (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Leasehold Improvement Loan
2012	$10,576
2013	11,569
2014	12,654
2015	13,841
2016	15,139
Thereafter	35,410
Total	$99,189